SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [text block] [Abstract]
Schedule of revenues by geographic area
	For the year ended
	At December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Peru	297,549	801,965	705,133
Argentina	172,229	584,959	989,883
U.S.A.	505,145	1,004,238	985,919
Europe	338,565	726,165	782,197
Colombia	177,007	380,449	372,794
Brazil	1,304,006	3,949,797	3,433,877
Ecuador	112,581	203,334	203,842
Chile	638,225	1,546,960	1,591,313
Asia Pacific and rest of Latin America	378,360	872,196	830,498
Income from ordinary activities	3,923,667	10,070,063	9,895,456
Other operating income	411,002	360,864	472,758